Note 4 - Loans Receivable - 10Q (Details) - Impaired Loans Interest Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Impaired loans with a valuation allowance:
Average Recorded Investment	$ 7,607	$ 7,566	$ 6,596	$ 7,739	$ 6,232	$ 13,946
Interest Income Recognized	2	23	5	49	158	70
Impaired loans without a valuation allowance:
Average Recorded Investment	7,867	19,710	11,409	22,399	21,292	36,168
Interest Income Recognized		81		238	360	645
Total impaired loans	15,474	27,276	18,005	30,138	27,524	50,114
Total impaired loans	2	104	5	287	518	715
Interest income recognized on a cash basis on impaired loans					203	320
One-to-Four-Family Residential [Member]
Impaired loans with a valuation allowance:
Average Recorded Investment	2,403	2,817	1,985	2,791
Interest Income Recognized	2	6	5
Impaired loans without a valuation allowance:
Average Recorded Investment	4,063	6,727	4,948	8,080
Interest Income Recognized		25		57
Multifamily Residential [Member]
Impaired loans with a valuation allowance:
Average Recorded Investment	1,479		986	752
Impaired loans without a valuation allowance:
Average Recorded Investment		2,026	1,153	3,076
Interest Income Recognized		3		7
Nonfarm Nonresidential [Member]
Impaired loans with a valuation allowance:
Average Recorded Investment	2,165	2,791	2,382	2,668
Interest Income Recognized		17		40
Impaired loans without a valuation allowance:
Average Recorded Investment	2,160	6,320	3,065	7,192
Interest Income Recognized		31		84
Construction and Land Development [Member]
Impaired loans with a valuation allowance:
Average Recorded Investment	1,560	1,958	1,242	1,520
Interest Income Recognized				9
Impaired loans without a valuation allowance:
Average Recorded Investment	1,604	4,121	2,201	3,667
Interest Income Recognized		22		89
Commercial Loan [Member]
Impaired loans without a valuation allowance:
Average Recorded Investment	24	443	23	319
Consumer Loan [Member]
Impaired loans with a valuation allowance:
Average Recorded Investment			1	8
Impaired loans without a valuation allowance:
Average Recorded Investment	16	73	19	65
Interest Income Recognized				1
Interest Income Based on Original Terms [Member]
Impaired loans without a valuation allowance:
Interest based on original terms	353	430	488	856
Intereset Income Recognized on a Cash Basis on Impaired Loans [Member]
Impaired loans without a valuation allowance:
Interest income recognized on a cash basis on impaired loans		$ 107		$ 203